Intangible assets - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 455,908	€ 425,220	€ 387,847
Royalty rates of the comparable companies	9.10%
Impairment loss	€ 1,639	9,172	19,725
Brands with an indefinite useful life
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 168,694	€ 158,864	146,633
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Percentage of discount rate applied to cash flow weighted average cost of capital	8.41%	6.40%
Top of range
Disclosure of detailed information about intangible assets [line items]
Percentage of discount rate applied to cash flow weighted average cost of capital	12.04%	10.65%
Zegna
Disclosure of detailed information about intangible assets [line items]
Impairment loss	€ 1,639
Zegna | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Growth rate (bps)	3.00%
Zegna | Top of range
Disclosure of detailed information about intangible assets [line items]
Growth rate (bps)	5.00%
Thom Browne
Disclosure of detailed information about intangible assets [line items]
Growth rate (bps)	3.00%
Percentage of discount rate weighted average cost of capital	9.41%
Impairment loss	€ 0	€ 0	€ 0
Thom Browne | Brands with an indefinite useful life
Disclosure of detailed information about intangible assets [line items]
Goodwill		€ 158,864
Thom Browne | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Percentage of discount rate weighted average cost of capital	1.00%
Thom Browne | Top of range
Disclosure of detailed information about intangible assets [line items]
Percentage of discount rate weighted average cost of capital	8.41%